Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0001865200
Registrant Name	Angel Studios, Inc.
Registration File Number	333-297140
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES